Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of fair value hierarchy of financial instruments, assets
The accounting classifications of the Company's financial instruments and fair value hierarchy as at December 31, 2020 and 2019 are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2020	2019	2020	2019

Assets
Cash and cash equivalents	2	3,064,815	1,647,880	3,064,815	1,647,880
Accounts receivable	—	875,382	1,165,866	875,382	1,165,866
Aircraft sublease receivables	—	312,937	279,504	312,937	279,504
Short-term investments	2	946,281	1,459,708	946,281	1,459,708
Derivative financial instruments	2	428,309	825,924	428,309	825,924

Liabilities
Accounts payable	—	(2,561,727)	(1,376,850)	(2,561,727)	(1,376,850)
Accounts payable – Supplier finance	—	(157,801)	(249,727)	(157,801)	(249,727)
Reimbursement to customers	—	(221,342)	(4,032)	(221,342)	(4,032)
Loans and financing	—	(5,894,515)	(3,518,156)	(5,414,689)	(3,504,754)
Loans and financing – Conversion´s right	2	(1,465,999)	—	(1,465,999)	—
Lease liabilities	—	(12,520,812)	(12,106,621)	(12,520,812)	(12,106,621)
Derivative financial instruments	2	(421,034)	(310,190)	(421,034)	(310,190)

Schedule of fair value hierarchy of financial instruments, liabilities
The accounting classifications of the Company's financial instruments and fair value hierarchy as at December 31, 2020 and 2019 are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2020	2019	2020	2019

Assets
Cash and cash equivalents	2	3,064,815	1,647,880	3,064,815	1,647,880
Accounts receivable	—	875,382	1,165,866	875,382	1,165,866
Aircraft sublease receivables	—	312,937	279,504	312,937	279,504
Short-term investments	2	946,281	1,459,708	946,281	1,459,708
Derivative financial instruments	2	428,309	825,924	428,309	825,924

Liabilities
Accounts payable	—	(2,561,727)	(1,376,850)	(2,561,727)	(1,376,850)
Accounts payable – Supplier finance	—	(157,801)	(249,727)	(157,801)	(249,727)
Reimbursement to customers	—	(221,342)	(4,032)	(221,342)	(4,032)
Loans and financing	—	(5,894,515)	(3,518,156)	(5,414,689)	(3,504,754)
Loans and financing – Conversion´s right	2	(1,465,999)	—	(1,465,999)	—
Lease liabilities	—	(12,520,812)	(12,106,621)	(12,520,812)	(12,106,621)
Derivative financial instruments	2	(421,034)	(310,190)	(421,034)	(310,190)

Schedule of foreign exchange risk
The exposure to foreign currency is as follows:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2020	2019	2020	2019

Assets
Cash, cash equivalents and short-term invesments	262,309	289,297	—	—
Security deposits and maintenance reserves	1,540,231	1,613,221	—	—
Aircraft sublease receivables	312,937	279,504	—	—
Long-term investment	—	160,871	854,462	1,236,828
Derivative rights	155,920	121,968	—	—
Other assets	293,526	244,355	—	—

Total assets	2,564,923	2,709,216	854,462	1,236,828

Liabilities
Accounts payable	(831,429)	(424,411)	—	—
Loans and financing	(5,741,253)	(2,624,114)	—	—
Lease liabilities	(12,463,426)	(12,034,392)	—	—
Derivative obligations	(81,274)	—	—	—
Other liabilities	(951,348)	(688,134)	—	—
Total liabilities	(20,068,730)	(15,771,051)	—	—

Net exposure	(17,503,807)	(13,061,835)	854,462	1,236,828
Net exposure in foreign currency	(3,368,254)	(3,240,587)	133,972	273,000

Schedule of maturity of non-derivative financial liabilities
The maturity schedules of the Company's consolidated financial liabilities as at December 31, 2020 are as follows:

	December 31, 2020
Description	Carrying amount	Contractual cash flows	2021	2022	2023	2024	After 2025

Accounts payable	2,561,727	2,561,727	2,238,668	156,889	83,670	41,168	41,332
Accounts payable – supplier finance	157,801	157,801	157,801	—	—	—	—
Loans and financing	7,360,514	7,439,673	874,925	767,353	935,286	2,276,106	2,586,003
Lease liabilities	12,520,812	27,168,570	2,498,180	3,206,765	3,641,808	3,610,754	14,211,063
Derivative obligations	421,034	421,034	173,768	70,577	66,570	110,119	—
Reimbursement to customers	221,342	221,342	221,342	—	—	—	—
	23,243,230	37,970,147	6,164,684	4,201,584	4,727,334	6,038,147	16,838,398

Schedule of maturity of derivative financial liabilities
The maturity schedules of the Company's consolidated financial liabilities as at December 31, 2020 are as follows:

	December 31, 2020
Description	Carrying amount	Contractual cash flows	2021	2022	2023	2024	After 2025

Accounts payable	2,561,727	2,561,727	2,238,668	156,889	83,670	41,168	41,332
Accounts payable – supplier finance	157,801	157,801	157,801	—	—	—	—
Loans and financing	7,360,514	7,439,673	874,925	767,353	935,286	2,276,106	2,586,003
Lease liabilities	12,520,812	27,168,570	2,498,180	3,206,765	3,641,808	3,610,754	14,211,063
Derivative obligations	421,034	421,034	173,768	70,577	66,570	110,119	—
Reimbursement to customers	221,342	221,342	221,342	—	—	—	—
	23,243,230	37,970,147	6,164,684	4,201,584	4,727,334	6,038,147	16,838,398

Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming at a capital structure that it considers adequate for the financial costs and the maturity dates of funding and its guarantees. The Company monitors its degree of financial leverage, which corresponds to net debt, including short and long-term loans, as shown below:

	December 31,
Description	2020	2019

Cash and cash equivalents	3,064,815	1,647,880
Short-term investments	946,281	1,459,708
Aircraft sublease receivables	312,937	279,504
Loans and financing	(7,360,514)	(3,518,156)
Lease liabilities	(12,520,812)	(12,106,621)
Net debt	(15,557,293)	(12,237,685)

Exchange rate differences
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments	The table below shows the sensitivity analysis and the effect on the result of the foreign exchange rate fluctuation in the amount exposed at December 31, 2020:

	Exposure to US$		Exposure to €
Description	Rate	December 31, 2020	Rate	December 31, 2020

Net exposure at 12.31.20	5.1967	(17,503,807)	6.3779	854,462

Effect on result

Foreign currency devaluation by -50%	2.5984	8,751,904	3.1890	(427,231)
Foreign currency devaluation by -25%	3.8975	4,375,952	4.7834	(213,616)
Foreign currency appreciation by 50%	7.7951	(8,751,904)	9.5669	427,231
Foreign currency appreciation by 25%	6.4959	(4,375,952)	7.9724	213,616

Changes in QAV prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments	The table below shows the sensitivity analysis in U.S. dollar of the fluctuation of QAV barrel prices:

	Exposure to HOA (a)
Description	Price (b)	December 31, 2020

HOA reference price at 12.31.20	150	81,274

Effect on statements of operations

HOA devaluation by -50%	75	(98,454)
HOA devaluation by -25%	112	(45,667)
HOA appreciation by 50%	225	98,454
HOA appreciation by 25%	187	45,667

(a)	HOA – Heating Oil
(b)	Average price in U.S. dollar, per gallon, projected for the next 12 months.

Changes in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
As at December 31, 2020, the Company held financial investments and debts linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values and exposed to such fluctuations, according to the scenarios shown below:

	Exposure to CDI		Exposure to LIBOR rate
Description	Rate p.a.	December 31, 2020	Rate p.a. (a)	December 31, 2020

Net exposure at 12.31.20	2.8%	1,113,627	2.7%	(650,740)

Effect on statements of operations

Interest rate devaluation by -50%	1.4%	(53,593)	1.3%	30,695
Interest rate devaluation by -25%	2.1%	(45,937)	2.0%	26,310
Interest rate appreciation by 50%	4.1%	53,593	4.0%	(30,695)
Interest rate appreciation by 25%	3.4%	45,937	3.4%	(26,310)

(a)	Weighted rate.